BALANCE SHEETS - USD ($)	Dec. 31, 2024	Sep. 23, 2024
CURRENT ASSETS:
Total current assets	$ 0
NON-CURRENT ASSETS:
Total non-current assets	0
Total assets	0
CURRENT LIABILITIES:
Total current liabilities	0
NON-CURRENT LIABILITIES:
Total non-current liabilities	0
Stockholders' equity:
Common shares, $0.001 par value; 1,000 shares authorized, issued and outstanding	1
Additional paid in capital	0
Due from stockholder	(1)
Retained earnings	0
Total stockholder equity	0	$ 0
Total liabilities and stockholder equity	$ 0